Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 17,905,262	$ 12,779,781
Restricted cash	8,519	5,761,294
Cash, cash equivalents and restricted cash	$ 17,913,781	$ 18,541,075